Borrowings (Details) - Schedule of present value of finance lease obligations - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of present value of finance lease obligations [Line Items]
Lease liability for right-of-use asset	S/ 9,836	S/ 52,391
Up to 1 year [Member]
Borrowings (Details) - Schedule of present value of finance lease obligations [Line Items]
Lease liability for right-of-use asset	5,118	13,635
From 1 year to 5 years [Member]
Borrowings (Details) - Schedule of present value of finance lease obligations [Line Items]
Lease liability for right-of-use asset	S/ 4,718	30,635
Over 5 years [Member]
Borrowings (Details) - Schedule of present value of finance lease obligations [Line Items]
Lease liability for right-of-use asset		S/ 8,121